Unaudited condensed consolidated statements of changes in equity - USD ($) $ in Thousands	Common shares/units Share capital	Preference shares/units Share capital	Contributed surplus	Reserves	Treasury shares	Accumulated deficit	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2019	$ 810	$ 46	$ 760,671	$ 16,799	$ (2,159)	$ (87,832)	$ 688,335	$ 961,518	$ 1,649,853
Proceeds from private placement, net of offering costs	144		34,856				35,000	(114)	34,886
Dividend paid (common and preference shares) (Note 13)			(21,149)				(21,149)	(37,322)	(58,471)
Share-based compensation, net of accrued dividend				2,714			2,714		2,714
Settlement of share-based compensation				(2,445)	2,441		(4)		(4)
Treasury shares, net or GasLog Partners' common units					(2,000)		(2,000)	(996)	(2,996)
(Loss)/profit for the period						(72,827)	(72,827)	20,052	(52,775)
Other comprehensive loss for the period				(2,229)			(2,229)		(2,229)
Total comprehensive (loss)/income for the period				(2,229)		(72,827)	(75,056)	20,052	(55,004)
Balance at the end of the period at Jun. 30, 2020	954	46	774,378	14,839	(1,718)	(160,659)	627,840	943,138	1,570,978
Balance at beginning of period at Dec. 31, 2020	954	46	759,822	18,667	(1,340)	(132,780)	645,369	951,768	1,597,137
Net proceeds from GasLog Partners' public offerings								9,593	9,593
Dividend paid (common and preference shares) (Note 13)			(14,560)				(14,560)	(15,819)	(30,379)
Share-based compensation, net of accrued dividend				3,145			3,145		3,145
Settlement of share-based compensation				(6,534)	$ 1,340		(5,194)		(5,194)
(Loss)/profit for the period						53,150	53,150	38,805	91,955
Other comprehensive loss for the period				(103)			(103)		(103)
Total comprehensive (loss)/income for the period				(103)		53,150	53,047	38,805	91,852
Balance at the end of the period at Jun. 30, 2021	$ 954	$ 46	$ 745,262	$ 15,175		$ (79,630)	$ 681,807	$ 984,347	$ 1,666,154